Mineral Property, Pland and Equipment (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 120.7	$ 64.4